Restricted Net Assets - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
China [Member]
Disclosure In Entirety Of Restricted Assets [Line Items]
Restricted net assets	$ 52,298	$ 52,298